Significant Accounting Policies - Average Service Lives and Depreciation and Amortization Rates (Detail)	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment Estimated Useful Lives [Line Items]
Average service life, intangible assets	10 years
Annual rate of amortization, intangible assets	1000.00%
Annual average rate of amortization, intangible assets	10.00%
Transmission [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Average service life, property, plant and equipment	55 years
Annual average rate of depreciation and amortization, property, plant and equipment	2.00%
Distribution [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Average service life, property, plant and equipment	46 years
Annual average rate of depreciation and amortization, property, plant and equipment	2.00%
Communication [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Average service life, property, plant and equipment	14 years
Annual average rate of depreciation and amortization, property, plant and equipment	5.00%
Administration and Service [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Average service life, property, plant and equipment	21 years
Annual average rate of depreciation and amortization, property, plant and equipment	4.00%
Minimum [Member] | Transmission [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	0.01%
Minimum [Member] | Distribution [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	0.01%
Minimum [Member] | Communication [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	0.01%
Minimum [Member] | Administration and Service [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	0.01%
Maximum [Member] | Transmission [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	0.03%
Maximum [Member] | Distribution [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	0.07%
Maximum [Member] | Communication [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	0.15%
Maximum [Member] | Administration and Service [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	0.20%